Employee Benefits - Changes for Qualified Pension Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance at beginning of period	$ 7,375	$ 8,113
Unrealized gains (losses) relating to assets still held at end of year	0	2	$ (2)
Purchases, sales, and settlements, net	(6)	0	0
Balance at end of period	7,779	7,375	8,113
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Balance at beginning of period	6	4	6
Balance at end of period	$ 0	$ 6	$ 4